UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4083

						Aquila Equity Fund
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	6/30/04

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.

Aquila Equity Fund


                               Semi-Annual Report

                                  June 30, 2004

                               AQUILA EQUITY FUND
                             STATEMENT OF NET ASSETS
                                  JUNE 30, 2004
                                   (UNAUDITED)




 ASSETS

   Cash and Net Assets - 100.0%                                         $ 1,002


   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares
      par value $0.01 per share ...................................  $        1
   Additional paid-in capital......................................     119,130
   Accumulated net realized loss on investments ...................    (118,129)
                                                                       ---------
                                                                     $    1,002
                                                                     ===========


CLASS A
   Net Assets .....................................................  $     1,002
                                                                     ===========

   Capital shares outstanding .....................................       86.473
                                                                     ===========

   Net asset value and redemption price per share .................  $     11.59
                                                                     ===========

   Offering price per share
     (100/95.75 of $11.59 adjusted to nearest cent) ................ $     12.10
                                                                     ===========

                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                               AQUILA EQUITY FUND
                             STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
                  The Fund had no operations during the period.

















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                               AQUILA EQUITY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS






The Fund had no operations during the six months ended June 30, 2004 and the year ended December 31, 2003.





                                      SIX MONTHS ENDED
                                      JUNE 30, 2004            YEAR ENDED
                                       (UNAUDITED)             DECEMBER, 31 2003
                                      -----------------        -----------------

NET ASSETS:
   Beginning of period .............           1,002                    1,002
                                        ------------             ------------
   End of period ...................    $      1,002             $      1,002
                                        ============             ============


                 See accompanying notes to financial statements.

                               AQUILA EQUITY FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)

Note A - Aquila Equity Fund (the "Fund"), is a diversified open-end investment company organized as a Massachusetts business trust. On September 24, 2003 Aquila Cascadia Equity Fund changed its name to Aquila Equity Fund. The Fund began its investment operations as a capital appreciation fund on September 9, 1996.
--------------------------------------------------------------------------------

     The Fund is authorized to issue an unlimited number of shares and began offering Class A, Class C and Class Y shares on August 13, 1996. Class A shares are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On July 31, 2000, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

On May 7, 2001, the Board of Trustees approved a change in the Fund's fiscal year end from March 31st to December 31st.

On June 9, 2002, the Trustees unanimously determined that, in the best interest of the Fund's shareholders, the Fund should be closed, pending shareholder approval. On August 15, 2002, shareholders of record as of June 14, 2002 voted to close the Fund. All of the Fund's shares were redeemed with the exception of Aquila Management Corporation's holdings in the Fund. Aquila Management Corporation currently owns 100% of the shares outstanding (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC). Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company.

Note B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

                               AQUILA EQUITY FUND
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
                                                                         Class A
                                       -----------------------------------------

                                Six Months
                                  Ended       Year Ended Dec. 31,   Period(1)          Year Ended March 31,
                              June 30, 2004** -------------------    Ended      --------------------------------
                               (unaudited)      2003**     2002      12/31/01      2001        2000      1999
                                ------------- --------  ---------  --------      ------       ------     -----

Net asset value, beginning of period ..$11.59  $11.59   $15.07      $15.45      $22.72      $16.46      $16.89
                                       ------  ------   ------      ------      ------      ------      ------
Income (loss) from investment operations:
   Net investment loss ...............    -       -     (0.21)      (0.06)      (0.14)      (0.10)         -
   Net gain (loss) on securities
      (both realized and unrealized) .....  -       -   (3.27)      (0.06)      (6.81)       7.05       (0.43)
                                       -----    -----   ------      ------      ------      ------      ------
   Total from investment operations ..   -                -         (3.48)      (0.12)      (6.95)       6.95       (0.43)
                                       -----    ------   ------      ------      ------      ------      ------

Less distributions:
   Distributions from capital gains ..   -        -         -         0.26)      (0.32)       (0.69)         -
                                       -----    ------    ------      ------      ------      ------     ------
Net asset value, end of period ........$11.59  $11.59   $11.59       $15.07      $15.45       $22.72     $16.46
                                       =====    =====    ======      ======      ======       ======     ======
Total return (not reflecting
   sales charge).......................             -         -       0.03)%    (0.76)%+    (30.78)%      43.07%     (2.55)%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) ..............  $1.00        $1.00    $1.00      $1,561      $1,675      $1,893     $2,119
   Ratio of expenses to average
      net assets ..................    -            -      2.63%       1.79%*      1.66%       1.67%     1.92%
   Ratio of net investment loss
      to average net assets .......    -            -      (1.57)%    (0.69)%*     (0.75)%     (0.53)%   (0.25)%
   Portfolio turnover rate ........    -            -      15.36%     21.23%+      28.77%      37.46%     26.62%

The expense and net investment loss ratios without the effect of the Adviser's and Sub-Adviser's voluntary waiver of fees were:

   Ratio of expenses to average
      net assets ..................   -            -       3.83%       2.79%*       2.61%       2.44%       2.37%
   Ratio of net investment loss to
      average net assets .........    -            -      (2.77)     (1.69)%*      (1.70)%     (1.30)%    (0.70)%

The expense ratios after giving effect to the waivers and expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .................    -            -       2.53%      1.60%*        1.63%       1.65%       1.80%

(1) For the period April 1, 2001 through December 31, 2001.
 +  Not annualized.
 *  Annualized
**  The Fund had no operations during the period.


                 See accompanying notes to financial statements.

--------------------------------------------------------------------------------
Proxy Voting Record. As the Fund is closed, the Fund had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.
--------------------------------------------------------------------------------



ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

905:   	Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(a)(1) Not applicable.
(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

AQUILA EQUITY FUND

By:  /s/  Lacy B. Herrmann
---------------------------------
Chairman of the Board and President
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Vice President
September 6, 2004


By:  /s/  Joseph P. DiMaggio
-----------------------------------
Chief Financial Officer and Treasurer
September 6, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
---------------------------------
Lacy B. Herrmann
Chairman of the Board and President
September 6, 2004

By:  /s/  Diana P. Herrmann
---------------------------------
Diana P. Herrmann
Vice President
September 6, 2004

By:  /s/  Joseph P. DiMaggio
-----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
September 6, 2004